Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Revenue:
Product revenue	$ 50,879,000	$ 50,916,000	[1]	$ 30,864,000	[1]
Cost of revenue	23,690,000	27,466,000	[1]	18,485,000	[1]
Gross profit	27,189,000	23,450,000	[1]	12,379,000	[1]
Operating expenses:
Research and development	26,414,000	30,883,000	[1]	23,885,000	[1]
Sales and marketing	9,049,000	7,925,000	[1]	7,948,000	[1]
General and administrative	10,045,000	9,383,000	[1]	8,548,000	[1]
Total operating expenses	45,508,000	48,191,000	[1]	40,381,000	[1]
Operating income (loss)	(18,319,000)	(24,741,000)	[1]	(28,002,000)	[1]
Financial income (expense):
Interest expense	(11,329,000)	(14,500,000)	[1]	(9,638,000)	[1]
Interest income	47,000	29,000	[1]	50,000	[1]
Impact of debt reimbursement	5,177,000	0	[1]	0	[1]
Convertible debt amendments	0	1,399,000	[1]	0	[1]
Change in fair value of convertible debt derivative	3,848,000	(13,129,000)	[2]	0	[2]
Foreign exchange gain (loss), net	938,000	(2,638,000)	[1]	68,000	[1]
Loss before income taxes	(19,638,000)	(53,580,000)	[1],[2]	(37,522,000)	[1],[2]
Income tax expense (benefit)	625,000	936,000	[1]	(783,000)	[1]
Net loss	(20,263,000)	(54,516,000)	[3]	(36,739,000)	[3]
Attributable to:
Shareholders of the parent	$ (20,263,000)	$ (54,516,000)	[1]	$ (36,739,000)	[1]
Basic earnings (loss) per share (in dollars per share)	$ (0.14)	$ (0.48)	[1]	$ (0.39)	[1]
Diluted earnings (loss) per share (in dollars per share)	$ (0.14)	$ (0.48)	[1]	$ (0.39)	[1]
Weighted average number of shares used for computing:
Basic (in shares)	146,691,784	112,432,988	[1]	95,008,518	[1]
Diluted (in shares)	146,691,784	112,432,988	[1]	95,008,518	[1]
Basic earnings (loss) per ADS (in dollars per share)	$ (0.55)	$ (1.94)	[1]	$ (1.55)	[1]
Diluted earnings (loss) per ADS (in dollars per share)	$ (0.55)	$ (1.94)	[1]	$ (1.55)	[1]
Income tax expense (benefit)
Basis per ADS (in dollars per share)	36,672,946	28,108,247	[1]	23,752,130	[1]
Diluted per ADS (in dollars per share)	36,672,946	28,108,247	[1]	23,752,130	[1]
Product
Revenue:
Product revenue	$ 30,410,000	$ 37,919,000	[1]	$ 21,947,000	[1]
Services and license revenue
Revenue:
Product revenue	$ 20,469,000	$ 12,997,000	[1]	$ 8,917,000	[1]

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2
[2]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2
[3]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2